OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING SEGMENTS
Total revenue	$ 9,916	$ 9,548
Operating income (loss)	(63,866)	(10,049)
Subscriptions
OPERATING SEGMENTS
Total revenue	6,179	5,864
SaaS related professional services
OPERATING SEGMENTS
Total revenue	272	615
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	3,465	3,069
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	6,451	6,479
Operating income (loss)	1,324	871
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	6,179	5,864
Operating segments | Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	272	615
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	3,465	3,069
Operating income (loss)	(5,936)	(4,927)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	3,465	3,069
Unallocated
OPERATING SEGMENTS
Operating income (loss)	$ (59,254)	$ (5,993)